CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations		R$ 2,865	R$ 2,969	[1]	R$ 1,401	[1]
Net income for the year from discontinuing operations			224	[1]	363	[1]
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax		252
Depreciation and amortization		989
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets		39
Impairment of contract asset and intangible assets		(12)
Share of (gain) loss, net, of subsidiaries and joint ventures		(357)
Periodic Tariff Review adjustments		(552)
Result of business combination		(51)
Dividends declared by investee classified as held for sale
Impairment loss on investments
Generation indemnity revenue
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers - realization	[2]	(266)
Remeasuring of concession financial and concession contract assets		(801)
Interest and monetary variation		1,202
Recognition of PIS/Pasep and Cofins taxes credits over ICMS
Exchange variation on loans		1,742
Appropriation of transaction costs		15
Provisions for operating losses		423			466	[1]
Provision for reimbursement for suspension of energy supply - Renova
Net gain on derivative instruments at fair value through profit or loss		(1,753)
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments		(455)
Post-employment obligations		491
Others		57
Working capital adjustments		3,827
Receivables from customers and traders and Concession holders - Transport of electricity		(78)
CVA and Other financial components in tariff adjustments		1,467
Recoverable taxes		(59)
Income tax and social contribution tax credits		(162)
Escrow deposits		1,538
Dividends received from investees		387
Concession contract and financial assets		688
Others		187
Total (increase) / decrease in assets		3,968
Increase (decrease) in liabilities
Suppliers		278
Taxes payable		824
Income tax and social contribution tax payable		690
Payroll and related charges		13
Regulatory charges		132
Advances from customers
Post-employment obligations		(367)
Derivative financial instruments - Put options
Others		106
Total increase (decrease) in liabilities		1,676
Cash generated by operating activities		9,471
Interest paid on loans, financing and debentures		(1,081)
Interest paid on leasing contracts		(4)	(5)
Income tax and social contribution tax paid		(240)
Cash inflows from settlement of derivatives instruments		461
Net cash flows from continuing operating activities		8,607
Net cash flows used in discontinued operating activities
NET CASH FLOWS FROM OPERATING ACTIVITIES		8,607
INVESTING ACTIVITIES
Marketable securities		(3,368)
Restricted cash		(51)
Investments
Acquisition of equity investees
Capital contributions in investees		(120)
Cash arising from business combination		27
Loans to related parties		(27)
Property, plant and equipment		(132)
Intangible assets		(41)
Contract assets - distribution of gas and energy infrastructure		(1,364)
Net cash flows used in continuing investment activities		(5,076)
Net cash flows from discontinued investment activities
NET CASH FLOWS USED IN INVESTING ACTIVITIES		(5,076)
FINANCING ACTIVITIES
Proceeds from Loans, financings and debentures, net from transaction costs		826
Interest on capital and dividends paid		(598)
Capital increase
Payment of loans, financing and debentures		(2,531)
Payment of principal portion of lease liabilities		(84)
NET CASH FLOWS USED IN FINANCING ACTIVITIES		(2,387)
Net (decrease) increase in cash and cash equivalents for the year		1,144
Cash and cash equivalents at the beginning of the year	[1]	536
Cash and cash equivalents at the end of the year		1,680	536	[1]
Restated [member]
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	[3]		2,971		1,401
Net income for the year from discontinuing operations	[3]		224		363
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax	[3]		145		27
Depreciation and amortization	[3]		958		850
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	[3]		125		61
Impairment of contract asset and intangible assets	[3]		24		42
Share of (gain) loss, net, of subsidiaries and joint ventures	[3]		(125)		104
Periodic Tariff Review adjustments	[3]
Result of business combination	[3]				119
Dividends declared by investee classified as held for sale	[3]		(73)
Impairment loss on investments	[3]				127
Generation indemnity revenue	[3]				(55)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers - realization	[3]
Remeasuring of concession financial and concession contract assets	[3]		(756)		(677)
Interest and monetary variation	[3]		1,190		1,207
Recognition of PIS/Pasep and Cofins taxes credits over ICMS	[3]		(2,952)
Exchange variation on loans	[3]		226		582
Appropriation of transaction costs	[3]		38		33
Provisions for operating losses	[3]		2,401		466
Provision for reimbursement for suspension of energy supply - Renova	[3]				(60)
Net gain on derivative instruments at fair value through profit or loss	[3]		(998)		(893)
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	[3]		(58)		(1,973)
Post-employment obligations	[3]		465		405
Others	[3]		(9)		(28)
Working capital adjustments	[3]		3,796		2,101
Receivables from customers and traders and Concession holders - Transport of electricity	[3]		(666)		(391)
CVA and Other financial components in tariff adjustments	[3]		362		909
Recoverable taxes	[3]		(12)		38
Income tax and social contribution tax credits	[3]		(71)		615
Escrow deposits	[3]		11		(109)
Dividends received from investees	[3]		283		311
Concession contract and financial assets	[3]		511		1,761
Others	[3]		26		77
Total (increase) / decrease in assets	[3]		444		3,211
Increase (decrease) in liabilities
Suppliers	[3]		279		(553)
Taxes payable	[3]		(162)		(291)
Income tax and social contribution tax payable	[3]		1,433		(6)
Payroll and related charges	[3]		(84)		77
Regulatory charges	[3]		(89)		(70)
Advances from customers	[3]		(81)		(153)
Post-employment obligations	[3]		(343)		(307)
Derivative financial instruments - Put options	[3]				(555)
Others	[3]		4		(165)
Total increase (decrease) in liabilities	[3]		957		(2,023)
Cash generated by operating activities	[3]		5,197		3,289
Interest paid on loans, financing and debentures	[3]		(1,265)		(1,290)
Interest paid on leasing contracts	[3]		(5)
Income tax and social contribution tax paid	[3]		(1,767)		(650)
Cash inflows from settlement of derivatives instruments	[3]		100		37
Net cash flows from continuing operating activities	[3]		2,260		1,386
Net cash flows used in discontinued operating activities	[3]		(224)		(378)
NET CASH FLOWS FROM OPERATING ACTIVITIES	[3]		2,036		1,008
INVESTING ACTIVITIES
Marketable securities	[3]		79		276
Restricted cash	[3]		79		15
Investments
Acquisition of equity investees	[3]				(109)
Capital contributions in investees	[3]		(38)		(241)
Cash arising from business combination	[3]				71
Loans to related parties	[3]		(6)
Property, plant and equipment	[3]		(70)		(77)
Intangible assets	[3]		(932)		(801)
Contract assets - distribution of gas and energy infrastructure	[3]		(925)
Net cash flows used in continuing investment activities	[3]		(1,813)		(866)
Net cash flows from discontinued investment activities	[3]		625		655
NET CASH FLOWS USED IN INVESTING ACTIVITIES	[3]		(1,188)		(211)
FINANCING ACTIVITIES
Proceeds from Loans, financings and debentures, net from transaction costs	[3]		4,477		2,990
Interest on capital and dividends paid	[3]		(701)		(509)
Capital increase	[3]				110
Payment of loans, financing and debentures	[3]		(4,883)		(3,527)
Payment of principal portion of lease liabilities	[3]		(96)
NET CASH FLOWS USED IN FINANCING ACTIVITIES	[3]		(1,203)		(936)
Net (decrease) increase in cash and cash equivalents for the year	[3]		(355)		(139)
Cash and cash equivalents at the beginning of the year	[3]	R$ 536	891		1,030
Cash and cash equivalents at the end of the year	[3]		R$ 536		R$ 891

[1]	See note 2.8.
[2]	For more information, see note 9 from this financial statements.
[3]	For further details of restatement of comparative balances, see Note 2.8